Income Taxes (Details 4) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Balance Beginning	$ 5,430,787	$ (93,410)
Recognized in profit or loss	(650,574)	5,090,904	$ 48,176
Recognized in other comprehensive income	230,717	472,302
Effect of change in consolidated entities, exchange rate and others	(10,426)	(39,009)
Balance Ending	5,000,504	5,430,787	(93,410)
Investment tax credits [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	656,480	840,112
Recognized in profit or loss	(132,840)	(121,696)
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	18,475	(61,936)
Balance Ending	542,115	656,480	840,112
Tax losses carryforwards [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	3,942,012	0
Recognized in profit or loss	(1,181,429)	3,941,185
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	(420)	827
Balance Ending	2,760,163	3,942,012	0
Unrealized loss and expenses [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	222,739	178,948
Recognized in profit or loss	81,893	47,383
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	4	(3,592)
Balance Ending	304,636	222,739	178,948
Inventories write-down [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	644,887	69,938
Recognized in profit or loss	386,558	575,199
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	(3,765)	(250)
Balance Ending	1,027,680	644,887	69,938
Foreign investment losses (gains) under the equity method [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	(890,153)	(1,091,023)
Recognized in profit or loss	(158,938)	200,870
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	0	0
Balance Ending	(1,049,091)	(890,153)	(1,091,023)
Remeasurement of defined benefit plans [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	155,930	0
Recognized in profit or loss	0	0
Recognized in other comprehensive income	38,908	155,930
Effect of change in consolidated entities, exchange rate and others	0	0
Balance Ending	194,838	155,930	0
Foreign operations-foreign currency translation differences [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	234,525	(81,847)
Recognized in profit or loss	0	0
Recognized in other comprehensive income	191,809	316,372
Effect of change in consolidated entities, exchange rate and others	0	0
Balance Ending	426,334	234,525	(81,847)
Others [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	464,367	(9,538)
Recognized in profit or loss	354,182	447,963
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	(24,720)	25,942
Balance Ending	$ 793,829	$ 464,367	$ (9,538)